Long-Term Loans (Details) - USD ($) $ in Millions	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Long-Term Loans [Line Items]
Fair market value current	70.00%
Percentage on additional collateral fair market value bitcoins	80.00%
Master Loan and Pledge Agreements [Member]
Long-Term Loans [Line Items]
Fixed interest rate	6.50%
Outstanding balance loans (in Dollars)		$ 15.0	$ 35.0